Commitments, Guarantees and Contingencies - Lease Commitments, Contractual Commitments, and Letters of Credit (Details) - CAD ($)	Dec. 31, 2021	Dec. 31, 2020
Other Provisions, Contingent Liabilities And Contingent Assets [Abstract]
Total future rental payments for the remainder of the operating leases	$ 950,000,000	$ 1,082,000,000
Contractual commitments outstanding	4,211,000,000	3,583,000,000
Maximum borrowing capacity	839,000,000	846,000,000
Letters of credit outstanding	$ 105,000,000	$ 122,000,000